Expenses by Nature	12 Months Ended
Mar. 31, 2026
Expenses by nature [abstract]
Expenses by Nature

2.13 Expenses by nature

			(Dollars in millions)
	Year ended March 31,
	2026	2025	2024
Employee benefit costs	10,882	10,165	9,981
Depreciation and amortization charges (Refer to Notes 2.7, 2.8 and 2.9)	552	569	565
Travelling costs	237	224	213
Cost of technical sub-contractors	1,740	1,530	1,477
Cost of software packages for own use	321	292	259
Third party items bought for service delivery to clients	1,453	1,589	1,372
Consultancy and professional charges	235	197	210
Communication costs	68	73	81
Repairs and maintenance	200	183	175
Rates and Taxes	35	41	39
Provision for post-sales client support	(19)	(13)	9
Power and fuel	25	27	24
Commission to non-whole time directors	2	2	2
Branding and marketing expenses	153	144	122
Impairment loss recognized / (reversed) under expected credit loss model	4	6	15
Insurance charges	38	36	25
Contribution towards Corporate Social Responsibility	70	69	64
Others	77	72	95
Total cost of sales, selling and marketing expenses and administrative expenses	16,073	15,206	14,728

Operating profit

Operating profit for the Group is computed considering the revenues, net of cost of sales, selling and marketing expenses and administrative expenses.

Impact of Labour Codes

On November 21, 2025, the Government of India notified provisions of the Code on Wages, 2019, the Industrial Relations Code, 2020, the Code on Social Security, 2020, and the Occupational Safety, Health and Working Conditions Code, 2020 (collectively referred to as the “Labour Codes”), which consolidate twenty‑nine existing labour laws into a unified framework governing employee benefits during employment and post‑employment. The Labour Codes, amongst other things, introduce changes including a uniform definition of wages and enhanced benefits relating to leave. The Group has assessed the financial implications of these changes, which has resulted in an increase in gratuity liability, a defined benefit plan arising out of past service cost relating to plan amendments and an increase in compensated absences by $143 million, which is recognized under employee benefit costs in the Consolidated Statement of Comprehensive Income for the year ended March 31, 2026. The Group continues to monitor developments pertaining to the Labour Codes and will evaluate the impact, if any, on the measurement of employee benefits liability.